Taxes on Income (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Income before taxes on income, as reported in the statements of operations	$ 6,209	$ 5,372	$ 6,302
Theoretical tax expense	1,428	1,343	1,670
Less - tax benefits arising from approved enterprise status, see a. above	(1,110)	(208)	(271)
Theoretical tax expense net of tax benefits	318	1,135	1,399
Increase (decrease) in taxes resulting from permanent differences:
Disallowable deductions	41	42	42
Taxes in respect of previous years			(52)
Changes in valuation allowance	244	373	(747)
Changes in taxes resulting from computation of deferred taxes at a rate which is different from the theoretical rate and other	(6)	(381)	642
Taxes on income for the reported years:	597	1,169	1,284
As follows:
Taxable in Israel	5,162	4,406	5,346
Taxable outside Israel	1,047	966	956
Total	$ 6,209	$ 5,372	$ 6,302